Stock Option, Restricted Stock Incentive, And Dividend Reinvestment Plans	12 Months Ended
Dec. 31, 2012
Stock Option, Restricted Stock Incentive, And Dividend Reinvestment Plans [Abstract]
Stock Option, Restricted Stock Incentive, And Dividend Reinvestment Plans [Text Block]

Note 20 – Stock Option, Restricted Stock Incentive, and Dividend Reinvestment Plans

Restricted stock plans

FHN has authorized the issuance of its common stock for awards to executive and other management employees who have a significant impact on the profitability of FHN. Unvested awards have service and/or performance conditions which must be met in order for the shares to ultimately vest. On December 31, 2012, there were 10,738,831 shares available for grants; of this amount, 10,524,719 were available to be granted as restricted shares.

Performance condition grants. Under the long-term incentive and corporate performance programs, performance stock or units vest only if predetermined performance measures are met. The awards are forfeited if performance goals are not achieved within the specified performance periods. In 2012, 2011, and 2010, executives were awarded performance stock units subject to certain performance criteria being met under this program. Additionally, in 2010 FHN granted restricted stock with employee-specific performance conditions to a new senior manager in addition to the customary annual management grants. As of December 31, 2012, performance conditions related to the 2009 performance stock unit grant have been met. Accordingly, 50 percent of the units granted in 2009 vested in 2012 and 50 percent will vest in 2013 if employment continues with FHN or if service requirements are waived at retirement by the Compensation Committee. In February 2012 the Compensation Committee determined that the performance conditions of 2010 performance stock unit awards have been met at a level which will result in payment of the units at 50 percent of target, again assuming continued employment until vesting or waiver of service requirements upon an approved retirement. The 2010 units could achieve a higher payout level if performance improves during the final year of the performance period. The performance conditions related to the 2011 and 2012 performance stock units involve a three year cumulative measurement and the 2010 performance stock granted to a senior manager has been partially achieved.

Service condition grants to employees. In 2012, 2011, and 2010, executives and management were awarded restricted stock and units with service conditions only. Half of the 2010 restricted awards are scheduled to vest in 2013 and the remainder is scheduled to vest in 2014. Half of the 2011 management restricted awards are scheduled to vest in 2014 and the remainder is scheduled to vest in 2015. Half of the 2012 management awards will vest in 2015 and the remainder in 2016. In 2012, Management Incentive Plan bonuses relating to 2011 performance generally were paid 40 percent in service-vested restricted stock awards which vest one-third per year in 2013, 2014, and 2015. Commission deferral grants of restricted stock units were also given to certain employees in 2012 which will all vest in first quarter 2015 provided continued employment with FHN. Additionally, retention restricted stock shares and units were awarded to selected employees in 2011. 50 percent of the retention restricted shares awarded to executives are scheduled to vest in 2014 and the remainder are expected to vest in 2015. Retention restricted stock units awarded to other select employees will all vest in second quarter 2014 provided continued employment with FHN. Further, from time to time awards of restricted stock may be awarded to new employees upon hiring or as retention grants to certain existing employees. Restricted stock and stock units granted in 2012 are included in the table below.

Market condition grants. In 2012, the Compensation Committee made a special grant of performance stock units to FHN's Chief Executive Officer which will vest at the end of a five year performance period if continued employment with FHN is maintained through the vesting date and one of the specified performance conditions is satisfied.

Director grants. FHN's active stock plan allows stock awards to be granted to non-employee directors upon approval by the board of directors. Prior to 2007 the board granted 8,930 shares of restricted stock to each new non-employee director upon election to the board, with restrictions lapsing at a rate of ten percent per year. That program was discontinued in 2007, although legacy awards remain outstanding. In 2012, each non-employee director received an annual award of restricted stock units (“RSUs”) valued at $45,000. For a director newly elected after the annual shareholder meeting, that amount is pro-rated. Each RSU award is scheduled to vest the following year and is paid in common stock plus any accrued cash dividends.

The summary of restricted and performance stock and unit activity during the year ended December 31, 2012, is presented below:

	Shares/Units	Weighted average grant date fair value
Nonvested on January 1, 2012	4,806,192	$10.96
Shares/units granted	1,715,782	9.25
Shares/units vested	(1,208,000)	10.04
Shares/units cancelled	(641,159)	13.59
Nonvested on December 31, 2012	4,672,815	$10.21

The weighted average grant date fair value for shares/units granted in 2011 and 2010 was $10.75 and $12.04, respectively.

On December 31, 2012, there was $19.7 million of unrecognized compensation cost related to nonvested restricted stock plans. That cost is expected to be recognized over a weighted-average period of 2.1 years. The total grant date fair value of shares vested during 2012, 2011 and 2010, was $12.1 million, $5.1 million and $7.1 million, respectively.

The compensation cost that has been included in income from continuing operations pertaining to both stock option and restricted stock plans was $16.2 million, $14.2 million, and $12.0 million for 2012, 2011, and 2010, respectively. The corresponding total income tax benefits recognized in the income statements were $6.2 million, $5.4 million and $4.6 million for 2012, 2011, and 2010, respectively.

Consistent with Tennessee state law, only authorized, but unissued, stock may be utilized in connection with any issuance of FHN common stock which may be required as a result of stock based compensation awards. FHN generally obtains authorization from the Board of Directors to repurchase any stock that may be issued at the time a plan is approved or amended. These authorizations are automatically adjusted for stock splits and stock dividends. Repurchases are authorized to be made in the open market or through privately negotiated transactions and will be subject to market conditions, accumulation of excess equity, legal and regulatory restrictions, and prudent capital management. FHN does not currently expect to repurchase a material number of shares under the compensation plan-related repurchase program during the next annual period.

Stock option plans. FHN has issued non-qualified stock options to employees under various plans, which provide for the issuance of FHN common stock at a price equal to its fair market value at the date of grant. All options vest within 3 to 4 years, with the exception of executives which vest one-fourth each year over the first four anniversaries of a grant, and expire 7 years or 10 years from the date of grant. A deferral program, which was discontinued in 2005, allowed for foregone compensation plus the exercise price to equal the fair market value of the stock on the date of grant if the grantee agreed to receive the options in lieu of compensation. Options that were part of compensation deferral prior to January 2, 2004, expire 20 years from the date of grant. Stock options granted after January 2, 2004, which are part of the compensation deferral, expire 10 years from the date of grant. FHN discontinued stock option grants in 2009 and resumed them in 2011.

The summary of stock option plans activity for the year ended December 31, 2012, is shown below:

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (thousands)
January 1, 2012	10,451,145	$23.98
Options granted	1,248,685	9.46
Options exercised	(19,283)	7.48
Options cancelled/forfeited	(472,197)	10.93
Options expired	(1,411,702)	29.17
December 31, 2012	9,796,648	21.26	4.00	$734
Options exercisable	7,884,165	23.92	3.64	172
Options expected to vest	1,912,483	10.29	5.48	562

The total intrinsic value of options exercised during 2011 and 2010 was immaterial. On December 31, 2012, there was $3.0 million of unrecognized compensation cost related to nonvested stock options. That cost is expected to be recognized over a weighted-average period of 2.7 years.

FHN granted 1,248,685 and 1,005,224 stock options with a weighted average fair value of $3.80 and $5.21 per option at grant date in 2012 and 2011, respectively. No stock options were granted in 2010.

FHN used the Black-Scholes Option Pricing Model to estimate the fair value of stock options granted in 2012, with the following assumptions:

	2012	2011
Expected dividend yield	0.42%	0.34%
Expected weighted-average lives of options granted	6.11 years	6.59 years
Expected weighted-average volatility	42.40%	40.70%
Expected volatility range	35.80 - 62.21%	35.04 - 57.69%
Risk-free interest rate	1.10%	2.91%

Expected lives of options granted are determined based on the vesting period, historical exercise patterns and contractual term of the options. For options granted in 2012 and 2011, FHN used a blended volatility rate in order to more accurately reflect expected volatility. A portion of the weighted average volatility rate was derived by compiling daily closing stock prices over a historical period approximating the expected lives of the options. Additionally, because of market volatility experienced during this time period related to economic conditions and the impact on stock prices of financial institutions, FHN also incorporated a measure of implied volatility so as to incorporate more recent, normalized market conditions that are considered to better reflect future volatility.

Dividend reinvestment plan. The Dividend Reinvestment and Stock Purchase Plan authorizes the sale of FHN's common stock from stock acquired on the open market to shareholders who choose to invest all or a portion of their cash dividends or make optional cash payments of $25 to $10,000 per quarter without paying commissions. The price of stock purchased on the open market is the average price paid.